UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06377

DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	8/31
Date of reporting period:	2/29/16

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus AMT-Free Municipal Bond Fund

SEMIANNUAL REPORT February 29, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus AMT-Free Municipal Bond Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus AMT-Free Municipal Bond Fund, covering the six-month period from September 1, 2015, through February 29, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period was a time of varied and, at times, conflicting economic influences. On one hand, the U.S. economy continued to grow as domestic labor markets posted significant gains, housing markets recovered, and lower fuel prices put cash in consumers’ pockets. Indeed, these factors, along with low inflation, prompted the Federal Reserve Board in December to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to disappoint, particularly in China and other emerging markets, when reduced industrial demand and declining currency values sparked substantial declines in commodity prices. These developments proved especially challenging for financial markets in January and early February: stocks and riskier sectors of the bond market fell sharply before later recovering a portion of their losses. In contrast, longer term U.S. government securities gained valued during the ensuing flight to quality.

While market volatility may persist over the foreseeable future until global economic sentiment improves, we recently have seen signs of stabilizing commodity prices and continued strength in the U.S. economy. Still, we expect wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets over the months ahead, suggesting that selectivity may be an important determinant of investment success. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
March 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2015, through February 29, 2016, as provided by Daniel Rabasco and Thomas Casey, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 29, 2016, Dreyfus AMT-Free Municipal Bond Fund’s Class A shares achieved a total return of 3.69%, Class C shares returned 3.31%, Class I shares returned 3.82%, Class Y shares returned 3.86%, and Class Z shares returned 3.80%.1 In comparison, the fund’s benchmark, the Barclays Municipal Bond Index, produced a total return of 3.62%.2

Municipal bonds gained value over the reporting period amid robust demand for competitive levels of after-tax income from higher-quality investments. The fund’s Class A, Class I, Class Y, and Class Z shares outperformed the benchmark, mainly due to overweighted exposure to higher-yielding revenue-backed bonds.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax. The fund also seeks to provide income exempt from the federal alternative minimum tax.

The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by Dreyfus. The fund may invest the remaining 35% of its assets in municipal bonds with a credit rating lower than A, including municipal bonds rated below investment grade (“high yield” or “junk” bonds), or the unrated equivalent as determined by Dreyfus.

The fund’s portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and

Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Flight to Safety Supported Municipal Bonds

Municipal bonds were influenced during the reporting period by bouts of economic uncertainty. Global economic instability and declining commodity prices made investors increasingly cautious despite a sustained U.S. economic recovery fueled by robust job growth. Consequently, investors turned away from riskier assets and toward high-quality securities. Demand was especially robust for investment-grade bonds with competitive income profiles, and the after-tax yields of municipal bonds generally compared favorably with those of taxable U.S. Treasury securities.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Municipal bonds with intermediate- and long-term maturities benefited from falling long-term interest rates, and short-term securities produced positive returns even as the Federal Reserve Board (the “Fed”) raised short-term interest rates in December 2015. Supply-and-demand influences in the municipal bond market also proved favorable. Towards the end of 2015, primary market issuance of municipal bonds moderated from levels witnessed earlier in the period when issuers had rushed to refinance outstanding debt ahead of anticipated Fed rate hikes. Steady investor demand for municipal bonds helped the market digest the more manageable levels of new issue supply.

Municipal bonds were further supported by generally improving credit conditions as tax revenues for most states recovered beyond pre-recession levels. Pockets of fiscal instability in Puerto Rico, Illinois, and New Jersey had little impact on the national market during the reporting period.

Security Selections Bolstered Fund Results

The fund’s performance compared to its benchmark was supported by underweighted exposure to general obligation and escrowed bonds and overweighted positions in higher yielding revenue bonds. Results were especially strong among A- and BBB-rated securities backed by pre-paid gas contracts, hospitals, and the states’ settlement of litigation with U.S. tobacco companies. On the other hand, higher-quality municipal bonds generally lagged market averages over the reporting period.

The fund’s interest-rate strategies also proved advantageous, as an emphasis on maturities in the 10- to 20-year range enabled it to participate more fully in the benefits of falling long-term interest rates.

A More Selective Investment Posture

We remain optimistic regarding the prospects for the municipal bond market as the U.S. economy continues to grow, but we are aware of the potential risks posed by the prospect of rising interest rates. We also are monitoring the market for signs of higher issuance volumes as budget pressures recede and municipalities gear up capital plans to improve dilapidated infrastructure.

As of the reporting period’s end, we have retained the fund’s underweighted exposure to shorter-term securities that may be more vulnerable to future rate hikes from the Fed. We also have tried to avoid issuers that, in our analysis, may be impaired by heavy pension liabilities. Instead, we have intensified our focus on attractively valued opportunities among issuers with separate and distinct revenue streams that can support their ongoing debt service obligations. In our view, these are prudent strategies in an uncertain market environment.

March 15, 2016

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds involve increased credit and liquidity risks compared with investment-grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of

4

Class C shares. Had these charges been reflected, returns would have been lower. Neither Class Z, Class I, nor Class Y shares is subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes. Capital gains, if any, are fully taxable. The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus AMT-Free Municipal Bond Fund from September 1, 2015 to February 29, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 29, 2016

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.55	$7.33	$2.28	$2.28	$2.53
Ending value (after expenses)	$1,036.90	$1,033.10	$1,038.20	$1,038.60	$1038.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 29, 2016

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.52	$7.27	$2.26	$2.26	$2.51
Ending value (after expenses)	$1,021.38	$1,017.65	$1,022.63	$1,022.63	$1,022.38

† Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.45% for Class C, .45% for Class I, .45% for Class Y and .50% for Class Z, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
February 29, 2016 (Unaudited)

Long-Term Municipal Investments - 98.1%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 2.1%
Alabama Public School and College Authority, Capital Improvement Revenue	5.00	1/1/19	5,000,000		5,597,250
Birmingham Water Works Board, Water Revenue	5.00	1/1/23	1,395,000		1,635,568
Jefferson County, Limited Obligation School Warrants	5.00	1/1/24	1,000,000		1,009,760
Jefferson County, Senior Lien Sewer Revenue Warrants (Insured; Assured Guaranty Municipal Corp.)	0/6.60	10/1/42	14,000,000	[a]	10,554,740
				18,797,318
Alaska - .4%
Northern Tobacco Securitization Corporation of Alaska, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/46	3,750,000		3,210,187
Arizona - 1.2%
Arizona Board of Regents, Stimulus Plan for Economic and Educational Development Revenue (Arizona State University)	5.00	8/1/31	3,770,000		4,403,775
Pima County Industrial Development Authority, Education Revenue (American Charter Schools Foundation Project)	5.63	7/1/38	2,430,000		2,309,861
Salt Verde Financial Corporation, Senior Gas Revenue	5.00	12/1/37	3,500,000		4,146,555
				10,860,191
California - 7.3%
Bay Area Toll Authority, San Francisco Bay Area Subordinate Lien Toll Bridge Revenue	5.00	4/1/43	3,900,000		4,505,046
California, Economic Recovery Bonds (Prerefunded)	5.00	7/1/19	2,000,000	[b]	2,285,800
California, GO	5.25	10/1/16	295,000		296,357
California, GO (Various Purpose)	5.25	3/1/30	2,500,000		2,886,325
California, GO (Various Purpose)	5.75	4/1/31	1,700,000		1,933,291
California, GO (Various Purpose)	5.50	11/1/35	3,575,000		4,244,526
California, GO (Various Purpose)	6.00	11/1/35	3,000,000		3,534,720
California State Public Works Board, LR (Department of Corrections and Rehabilitation) (Various Correctional Facilities)	5.00	9/1/27	5,260,000		6,451,706

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 7.3% (continued)
California State Public Works Board, LR (Department of State Hospitals) (Coalinga State Hospital)	5.00	6/1/25	8,325,000		10,119,787
California Statewide Communities Development Authority, Revenue (Kaiser Permanente)	5.00	4/1/42	5,000,000		5,691,250
Glendale Community College District, GO (Insured; National Public Finance Guarantee Corp.)	0.00	8/1/21	1,520,000	[c]	1,394,767
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	4.50	6/1/27	1,255,000		1,259,644
Los Angeles, Wastewater System Revenue	5.75	6/1/34	1,125,000		1,292,423
Los Angeles, Wastewater System Revenue (Prerefunded)	5.75	6/1/19	1,375,000	[b]	1,595,193
North Natomas Community Facilities District Number 4, Special Tax Bonds	5.00	9/1/30	1,000,000		1,139,760
Sacramento County, Airport System Senior Revenue	5.30	7/1/27	2,000,000		2,205,880
Sacramento County, Airport System Senior Revenue	5.38	7/1/28	2,000,000		2,206,400
San Francisco City and County Public Utilities Commission, San Francisco Water Revenue	5.00	11/1/27	3,280,000		3,769,343
South Orange County Public Financing Authority, Special Tax Senior Lien Revenue (Ladera Ranch)	5.00	8/15/25	1,000,000		1,175,140
Successor Agency to the Redevelopment Agency of the City of Pittsburg, Subordinate Tax Allocation Revenue (Los Medanos Community Development Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	9/1/29	2,020,000		2,434,969
Tustin Unified School District Community Facilities District Number 97-1, Senior Lien Special Tax Bonds (Insured; Assured Guaranty Municipal Corp.) (Escrowed to Maturity)	0.00	9/1/21	1,615,000	[c]	1,495,425
University of California Regents, General Revenue (Prerefunded)	5.75	5/15/19	2,000,000	[b]	2,318,240
				64,235,992
Colorado - 2.3%
City and County of Denver, Airport System Subordinate Revenue	5.00	11/15/43	15,000,000		16,951,650
Colorado Educational and Cultural Facilities Authority, Charter School Revenue (American Academy Project) (Prerefunded)	8.00	12/1/18	1,000,000	[b]	1,211,370
Colorado Health Facilities Authority, Revenue (Catholic Health Initiatives)	6.25	10/1/33	1,200,000		1,347,288

8

Long-Term Municipal Investments - 98.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Colorado - 2.3% (continued)
E-470 Public Highway Authority, Senior Revenue	5.38	9/1/26	1,000,000	1,129,290
				20,639,598
Connecticut - 1.5%
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	10/1/29	5,000,000	5,971,550
Hartford County Metropolitan District, Clean Water Project Revenue (Green Bonds)	5.00	11/1/33	5,740,000	6,822,851
				12,794,401
District of Columbia - .9%
Metropolitan Washington Airports Authority, Airport System Revenue	5.00	10/1/35	4,000,000	4,553,240
Washington Metropolitan Area Transit Authority, Gross Transit Revenue	5.25	7/1/29	1,750,000	1,975,137
Washington Metropolitan Area Transit Authority, Gross Transit Revenue	5.13	7/1/32	1,000,000	1,116,230
				7,644,607
Florida - 7.2%
Broward County, Airport System Revenue	5.38	10/1/29	2,535,000	2,899,153
Broward County Educational Facilities Authority, Educational Facilities Revenue (Nova Southeastern University Project) (Insured; Assured Guaranty Corp.)	5.00	4/1/36	1,800,000	1,805,868
Citizens Property Insurance Corporation, Coastal Account Senior Secured Revenue	5.00	6/1/25	15,500,000	19,033,535
Citizens Property Insurance Corporation, Personal Lines Account/Commercial Lines Account Senior Secured Revenue	5.00	6/1/21	3,535,000	4,167,730
Florida Department of Transportation, Turnpike Revenue	5.00	7/1/21	2,145,000	2,575,115
Florida Municipal Power Agency, All-Requirements Power Supply Project Revenue	5.00	10/1/31	2,000,000	2,369,580
Florida Municipal Power Agency, All-Requirements Power Supply Project Revenue (Prerefunded)	6.25	10/1/19	3,260,000	[b] 3,882,823
Hillsborough County Aviation Authority, Customer Facility Charge Revenue (Tampa International Airport)	5.00	10/1/44	3,500,000	3,936,170
Jacksonville Electric Authority, Electric System Subordinated Revenue	5.00	10/1/28	2,000,000	2,403,700
Lee County, Transportation Facilities Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/25	1,530,000	1,867,258

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Florida - 7.2% (continued)
Miami Beach Redevelopment Agency, Tax Increment Revenue (City Center/Historic Convention Village)	5.00	2/1/35	1,500,000		1,719,210
Miami-Dade County, Seaport Revenue	5.50	10/1/42	3,000,000		3,494,490
Miami-Dade County Educational Facilities Authority, Revenue (University of Miami Issue) (Prerefunded)	5.75	4/1/16	1,250,000	[b]	1,256,200
Miami-Dade County Expressway Authority, Toll System Revenue	5.00	7/1/23	5,000,000		6,012,550
Orlando-Orange County Expressway Authority, Revenue	5.00	7/1/30	2,620,000		2,980,119
Pinellas County Health Facilities Authority, Health System Revenue (BayCare Health System Issue) (Insured; National Public Finance Guarantee Corp.)	0.59	11/15/23	2,250,000	[d]	2,148,750
Saint Johns County Industrial Development Authority, Revenue (Presbyterian Retirement Communities Project)	5.88	8/1/40	1,000,000		1,114,480
				63,666,731
Georgia - 2.6%
Atlanta, Airport General Revenue	5.00	1/1/20	3,000,000		3,455,700
Atlanta, Water and Wastewater Revenue (Insured; National Public Finance Guarantee Corp.)	5.50	11/1/18	1,200,000		1,352,196
Atlanta, Water and Wastewater Revenue (Prerefunded)	6.00	11/1/19	1,640,000	[b]	1,948,746
Atlanta Development Authority, Senior Lien Revenue (New Downtown Atlanta Stadium Project)	5.25	7/1/40	1,750,000		2,056,092
Carrollton Payroll Development Authority, RAC (University of West Georgia Athletic Complex, LLC Project) (Prerefunded)	6.25	6/15/18	3,895,000	[b]	4,388,146
Georgia Higher Education Facilities Authority, Revenue (USG Real Estate Foundation I, LLC Project) (Insured; Assured Guaranty Corp.) (Prerefunded)	5.63	6/15/18	1,685,000	[b]	1,874,815
Georgia Higher Education Facilities Authority, Revenue (USG Real Estate Foundation I, LLC Project) (Insured; Assured Guaranty Corp.) (Prerefunded)	5.63	6/15/18	315,000	[b]	350,485
Municipal Electric Authority of Georgia, GO (Project One Subordinated Bonds)	5.00	1/1/21	5,000,000		5,903,450

10

Long-Term Municipal Investments - 98.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Georgia - 2.6% (continued)
Savannah Economic Development Authority, Revenue (Armstrong Atlantic State University Student Union, LLC Project) (Insured; Assured Guaranty Corp.)	5.00	6/15/32	1,240,000		1,336,013
				22,665,643
Idaho - 1.1%
Boise-Kuna Irrigation District, Revenue (Arrowrock Hydroelectric Project) (Prerefunded)	7.38	6/1/18	5,600,000	[b]	6,439,944
Idaho Health Facilities Authority, Revenue (Trinity Health Credit Group) (Prerefunded)	6.13	12/1/18	2,500,000	[b]	2,870,200
				9,310,144
Illinois - 11.8%
Chicago, General Airport Senior Lien Revenue (Chicago O'Hare International Airport)	5.25	1/1/31	7,500,000		8,814,675
Chicago, General Airport Senior Lien Revenue (Chicago O'Hare International Airport)	5.00	1/1/34	7,300,000		8,487,418
Chicago, GO	5.00	1/1/34	250,000		241,398
Chicago, Second Lien Water Revenue	5.00	11/1/28	1,455,000		1,619,633
Chicago, Second Lien Water Revenue (Insured; AMBAC)	5.00	11/1/32	3,000,000		3,026,910
Chicago Park District, Limited Tax GO (Insured; Build America Mutual Assurance Company)	5.00	1/1/29	2,895,000		3,266,486
Greater Chicago Metropolitan Water Reclamation District, GO Unlimted Tax Capital Improvement Bonds	5.00	12/1/44	3,000,000		3,426,600
Huntley, Special Service Area Number Nine, Special Tax Bonds (Insured; Assured Guaranty Corp.)	5.10	3/1/28	3,500,000		3,644,130
Illinois, Sales Tax Revenue	5.00	6/15/24	4,270,000		5,143,471
Illinois Finance Authority, Revenue (Advocate Health Care Network)	5.00	6/1/31	9,155,000		10,559,743
Illinois Finance Authority, Revenue (OSF Healthcare System)	5.00	11/15/45	1,500,000		1,679,220
Illinois Finance Authority, Revenue (Rehabilitation Institute of Chicago)	6.00	7/1/43	3,250,000		3,879,557
Illinois Finance Authority, Revenue (Rush University Medical Center Obligated Group)	5.00	11/15/34	3,000,000		3,452,250
Illinois Finance Authority, Revenue (Sherman Health Systems) (Prerefunded)	5.50	8/1/17	1,000,000	[b]	1,069,850

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Illinois - 11.8% (continued)
Illinois Health Facilities Authority, Revenue (Delnor-Community Hospital) (Insured; Assured Guaranty Municipal Corp.)	5.25	5/15/27	6,000,000	6,442,740
Illinois Municipal Electric Agency, Power Supply System Revenue	5.00	2/1/32	3,900,000	4,549,935
Illinois Toll Highway Authority, Toll Highway Senior Revenue	5.00	12/1/32	2,000,000	2,374,140
Illinois Toll Highway Authority, Toll Highway Senior Revenue	5.00	1/1/36	4,000,000	4,662,240
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	6/15/42	3,500,000	3,659,145
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue	5.50	6/1/23	3,100,000	3,659,302
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue	6.00	6/1/28	7,600,000	9,098,644
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/27	7,500,000	8,678,100
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/44	2,500,000	2,763,975
				104,199,562
Indiana - 2.5%
Indiana Health Facility Financing Authority, Revenue (Ascension Health Credit Group)	5.00	11/15/36	3,890,000	4,566,121
Indiana Municipal Power Agency, Power Supply System Revenue	5.00	1/1/36	3,765,000	4,404,410
Indiana Municipal Power Agency, Power Supply System Revenue	5.00	1/1/37	7,500,000	8,737,575
Richmond Hospital Authority, Revenue (Reid Hospital Project)	5.00	1/1/35	3,400,000	3,900,208
				21,608,314
Iowa - .3%
Iowa Finance Authority, Healthcare Revenue (Genesis Health System)	5.00	7/1/23	2,500,000	3,057,300
Kentucky - 2.2%
Kentucky Public Transportation Infrastructure Authority, Subordinate Toll Revenue, BAN (Downtown Crossing Project)	5.00	7/1/17	6,250,000	6,567,000
Louisville/Jefferson County Metro Government, Health System Revenue (Norton Healthcare, Inc.)	5.75	10/1/42	4,000,000	4,721,440
University of Kentucky, General Receipts Bonds	5.25	10/1/17	7,845,000	8,437,141
				19,725,581

12

Long-Term Municipal Investments - 98.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Louisiana - 2.2%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue (Westlake Chemical Corporation Projects)	6.50	8/1/29	2,500,000		2,904,425
New Orleans Aviation Board, General Airport Revenue (North Terminal Project)	5.00	1/1/45	3,250,000		3,638,700
New Orleans Aviation Board, Revenue (Insured; Assured Guaranty Corp.)	6.00	1/1/23	2,000,000		2,258,120
Tobacco Settlement Financing Corporation of Louisiana, Tobacco Settlement Asset-Backed Bonds	5.00	5/15/27	5,000,000		5,179,000
Tobacco Settlement Financing Corporation of Louisiana, Tobacco Settlement Asset-Backed Bonds	5.25	5/15/35	4,500,000		5,044,095
				19,024,340
Maine - .2%
Maine Health and Higher Educational Facilities Authority, Revenue (Maine General Medical Center Issue)	7.50	7/1/32	1,250,000		1,498,888
Maryland - 5.0%
Anne Arundel County, Consolidated General Improvements GO	5.00	4/1/24	1,520,000		1,841,024
Baltimore, Consolidated Public Improvement GO	5.00	10/15/24	1,480,000		1,770,435
Baltimore, Project Revenue (Wastewater Projects)	5.00	7/1/23	1,000,000		1,197,660
Baltimore, Project Revenue (Wastewater Projects) (Insured; National Public Finance Guarantee Corp.)	5.00	7/1/22	630,000		706,104
Baltimore, Subordinate Project Revenue (Water Projects) (Prerefunded)	5.75	7/1/19	750,000	[b]	873,008
Howard County, COP	8.15	2/15/20	605,000		774,001
Hyattsville, Special Obligation Revenue (University Town Center Project)	5.60	7/1/24	1,500,000		1,513,290
Hyattsville, Special Obligation Revenue (University Town Center Project)	5.75	7/1/34	3,000,000		3,020,370
Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue	5.95	7/1/23	970,000		972,396
Maryland Economic Development Corporation, EDR (Terminal Project)	5.75	6/1/35	2,000,000		2,187,120

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Maryland - 5.0% (continued)
Maryland Economic Development Corporation, EDR (Transportation Facilities Project)	5.75	6/1/35	1,000,000		1,094,680
Maryland Economic Development Corporation, LR (Maryland Public Health Laboratory Project)	5.00	6/1/20	1,000,000		1,167,130
Maryland Economic Development Corporation, PCR (Potomac Electric Project)	6.20	9/1/22	2,500,000		2,881,050
Maryland Economic Development Corporation, Student Housing Revenue (University of Maryland, College Park Projects) (Prerefunded)	5.75	6/1/18	1,000,000	[b]	1,113,160
Maryland Health and Higher Educational Facilities Authority, Revenue (Anne Arundel Health System Issue) (Prerefunded)	6.75	7/1/19	2,500,000	[b]	2,989,550
Maryland Health and Higher Educational Facilities Authority, Revenue (Charlestown Community Issue)	6.13	1/1/30	1,250,000		1,421,350
Maryland Health and Higher Educational Facilities Authority, Revenue (Goucher College Issue)	5.00	7/1/34	1,000,000		1,129,410
Maryland Health and Higher Educational Facilities Authority, Revenue (Greater Baltimore Medical Center Issue)	5.38	7/1/26	1,500,000		1,748,085
Maryland Health and Higher Educational Facilities Authority, Revenue (MedStar Health Issue)	5.00	8/15/38	1,000,000		1,143,030
Maryland Health and Higher Educational Facilities Authority, Revenue (University of Maryland Medical System Issue) (Insured; National Public Finance Guarantee Corp.)	7.00	7/1/22	3,635,000		4,376,831
Maryland Health and Higher Educational Facilities Authority, Revenue (Upper Chesapeake Hospitals Issue) (Prerefunded)	6.00	1/1/18	3,005,000	[b]	3,300,992
Maryland Health and Higher Educational Facilities Authority, Revenue (Washington County Hospital Issue) (Prerefunded)	5.75	1/1/18	2,500,000	[b]	2,733,375
Prince Georges County, Special Obligation Revenue (National Harbor Project)	5.20	7/1/34	3,000,000		3,002,790
University System of Maryland, Auxiliary Facility and Tuition Revenue (Prerefunded)	5.00	4/1/21	1,000,000	[b]	1,195,650
				44,152,491

14

Long-Term Municipal Investments - 98.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Massachusetts - 2.7%
Massachusetts Department of Transportation, Metropolitan Highway System Senior Revenue	5.00	1/1/27	5,000,000		5,722,850
Massachusetts Development Finance Agency, Revenue (Brandeis University Issue)	5.00	10/1/25	2,175,000		2,495,247
Massachusetts Development Finance Agency, Revenue (Partners HeathCare System Issue)	5.00	7/1/30	4,420,000		5,389,571
Massachusetts Development Finance Agency, Revenue (Partners HeathCare System Issue)	5.00	7/1/31	4,710,000		5,700,372
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	10/15/35	1,750,000		2,050,072
Metropolitan Boston Transit Parking Corporation, Systemwide Senior Lien Parking Revenue	5.00	7/1/23	2,000,000		2,371,960
				23,730,072
Michigan - 5.0%
Brighton Area Schools, GO - Unlimited Tax (Insured; AMBAC)	0.00	5/1/20	1,055,000	[c]	984,621
Detroit Community High School, Public School Academy Revenue	5.65	11/1/25	920,000		724,132
Detroit Community High School, Public School Academy Revenue	5.75	11/1/35	1,215,000		830,234
Detroit School District, School Building and Site Improvement Bonds (GO - Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000		1,180,870
Huron Valley School District, GO Unlimited Tax (Insured; National Public Finance Guarantee Corp.)	0.00	5/1/18	6,270,000	[c]	6,089,612
Kent County, Airport Revenue (Gerald R. Ford International Airport) (Prerefunded)	5.00	1/1/17	4,555,000	[b]	4,730,869
Kent Hospital Finance Authority, Revenue (Spectrum Health System)	5.50	11/15/25	2,500,000		2,983,750
Lansing Board of Water and Light, Utility System Revenue	5.50	7/1/41	2,500,000		2,955,525
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/30	1,500,000		1,743,240

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Michigan - 5.0% (continued)
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/32	3,000,000		3,444,420
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Second Lien Local Project Bonds)	5.00	7/1/35	1,190,000		1,360,658
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/35	1,520,000		1,724,744
Michigan Public Educational Facilities Authority, LOR (Nataki Talibah Schoolhouse of Detroit Project)	6.50	10/1/30	2,265,000	[e]	1,132,274
Michigan State Building Authority, Revenue (Facilities Program)	5.00	10/15/45	5,000,000		5,700,450
Monroe County Economic Development Corporation, LOR (Detroit Edison Company Project) (Insured; National Public Finance Guarantee Corp.)	6.95	9/1/22	2,000,000		2,641,660
Wayne County Airport Authority, Airport Revenue (Detroit Metropolitan Wayne County Airport)	5.00	12/1/22	3,000,000		3,429,060
Wayne County Airport Authority, Airport Revenue (Detroit Metropolitan Wayne County Airport)	5.00	12/1/29	1,700,000		2,001,903
				43,658,022
Minnesota - 3.8%
Mahtomedi Independent School District Number 832, GO School Building Bonds (Minnesota School District Credit Enhancement Program) (Insured; National Public Finance Guarantee Corp.) (Escrowed to Maturity)	0.00	2/1/17	340,000	[c]	338,446
Minneapolis, Health Care System Revenue (Fairview Health Services) (Insured; Assured Guaranty Corp.)	6.50	11/15/38	2,525,000		2,856,330
Minneapolis, Health Care System Revenue (Fairview Health Services) (Insured; Assured Guaranty Corp.) (Prerefunded)	6.50	11/15/18	475,000	[b]	547,775

16

Long-Term Municipal Investments - 98.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Minnesota - 3.8% (continued)
Minneapolis-Saint Paul Metropolitan Airports Commission, Subordinate Airport Revenue	5.00	1/1/26	1,000,000		1,168,130
Minnesota, 911 Revenue (Public Safety Radio Communications System Project)	5.00	6/1/25	1,000,000		1,133,400
Minnesota Higher Education Facilities Authority, Revenue (Carleton College)	5.00	3/1/30	1,000,000		1,107,310
Minnesota Higher Education Facilities Authority, Revenue (University of Saint Thomas)	5.00	10/1/29	1,500,000		1,670,910
Minnesota Higher Education Facilities Authority, Revenue (University of Saint Thomas)	5.00	10/1/39	1,700,000		1,893,545
Minnesota Higher Education Facilities Authority, Revenue (University of Saint Thomas) (Prerefunded)	5.00	4/1/17	1,000,000	[b]	1,049,200
Northern Municipal Power Agency, Electric System Revenue	5.00	1/1/20	2,500,000		2,867,500
Northfield, HR	5.38	11/1/31	1,240,000		1,271,174
Rochester, Health Care Facilities Revenue (Mayo Clinic)	4.50	11/15/21	1,000,000		1,172,270
Rochester, Health Care Facilities Revenue (Mayo Clinic)	5.00	11/15/38	1,000,000		1,125,720
Saint Cloud, Health Care Revenue (CentraCare Health System Project) (Insured; Assured Guaranty Corp.)	5.50	5/1/39	2,000,000		2,179,260
Saint Louis Park, Health Care Facilities Revenue (Park Nicollet Health Services) (Prerefunded)	5.75	7/1/18	1,000,000	[b]	1,117,310
Saint Louis Park, Health Care Facilities Revenue (Park Nicollet Health Services) (Prerefunded)	5.75	7/1/19	3,000,000	[b]	3,483,420
Saint Paul Housing and Redevelopment Authority, Recreational Facility LR (Jimmy Lee Recreational Center)	5.00	12/1/32	750,000		792,443
Southern Minnesota Municipal Power Agency, Power Supply System Revenue (Insured; National Public Finance Guarantee Corp.)	0.00	1/1/25	4,505,000	[c]	3,695,001
University of Minnesota Regents, GO	5.00	12/1/24	1,000,000		1,207,910
University of Minnesota Regents, GO	5.00	12/1/36	1,500,000		1,749,885

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Minnesota - 3.8% (continued)
Vadnais Heights Economic Development Authority, Recovery Zone Facility LR (Community and Recreational Sports Facilities Project)	5.25	2/1/41	2,460,000	[e]	10,750
Willmar, GO, HR (Rice Memorial Hospital Project)	5.00	2/1/24	1,000,000		1,178,730
				33,616,419
Missouri - 1.2%
Missouri Health and Educational Facilities Authority, Health Facilities Revenue (CoxHealth)	5.00	11/15/30	3,000,000		3,559,080
Missouri Health and Educational Facilities Authority, Health Facilities Revenue (SSM Health Care)	5.00	6/1/29	4,000,000		4,736,680
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue (Prairie State Project)	5.00	12/1/31	2,000,000		2,354,700
				10,650,460
Nebraska - .2%
Public Power Generation Agency, Revenue (Whelan Energy Center Unit 2)	5.00	1/1/30	1,380,000		1,606,817
Nevada - .3%
Las Vegas Valley Water District, Limited Tax GO (Additionally Secured by Southern Nevada Water Authority Pledged Revenues)	5.00	6/1/42	2,500,000		2,866,000
New Hampshire - .2%
New Hampshire Business Finance Authority, PCR (The United Illuminating Company Project) (Insured; AMBAC)	0.86	10/1/33	1,920,000	[d]	1,766,400
New Jersey - 2.0%
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.00	3/1/28	2,250,000		2,424,757
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.25	6/15/29	1,400,000		1,549,758
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.25	6/15/31	4,000,000		4,384,680
New Jersey Health Care Facilities Financing Authority, Revenue (Virtua Health Issue)	5.00	7/1/29	1,000,000		1,171,110
New Jersey Turnpike Authority, Turnpike Revenue	5.00	1/1/29	5,000,000		5,919,850

18

Long-Term Municipal Investments - 98.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 2.0% (continued)
New Jersey Turnpike Authority, Turnpike Revenue (Insured; National Public Finance Guarantee Corp.)	0.48	1/1/30	2,500,000	[d]	2,300,000
				17,750,155
New Mexico - .6%
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue	1.04	8/1/19	5,000,000	[d]	4,964,550
New York - 7.8%
Long Island Power Authority, Electric System General Revenue (Prerefunded)	6.00	5/1/19	5,000,000	[b]	5,811,900
Metropolitan Transportation Authority, Dedicated Tax Fund Revenue	5.00	11/15/32	1,850,000		2,174,693
Metropolitan Transportation Authority, Transportation Revenue	5.25	11/15/28	2,500,000		2,980,900
New York City, GO	5.00	4/1/23	2,055,000		2,493,722
New York City, GO	5.00	8/1/24	2,930,000		3,612,661
New York City, GO	5.00	3/1/25	3,300,000		4,107,345
New York City, GO	5.00	8/1/25	2,500,000		3,096,900
New York City, GO	5.00	8/1/25	3,510,000		4,258,858
New York City, GO	5.00	8/1/28	1,000,000		1,137,520
New York City, GO	5.00	10/1/36	2,500,000		2,921,700
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/34	2,500,000		2,909,950
New York Liberty Development Corporation, Revenue (3 World Trade Center Project)	5.00	11/15/44	4,000,000	[f]	4,267,280
New York Liberty Development Corporation, Revenue (Goldman Sachs Headquarters Issue)	5.25	10/1/35	2,500,000		3,060,200
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	2/15/31	9,090,000		10,928,452
New York State Energy Research and Development Authority, PCR (New York State Electric and Gas Corporation Project) (Insured; National Public Finance Guarantee Corp.)	1.21	4/1/34	2,100,000	[d]	2,005,500
New York State Thruway Authority, General Revenue	5.00	1/1/27	2,000,000		2,425,180
Port Authority of New York and New Jersey, (Consolidated Bonds, 184th Series)	5.00	9/1/39	5,000,000		5,827,400

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 7.8% (continued)
Sales Tax Asset Receivable Corporation, Sales Tax Asset Revenue	5.00	10/15/19	4,000,000		4,609,880
				68,630,041
North Carolina - 1.4%
Durham, Water and Sewer Utility System Revenue	5.25	6/1/21	1,620,000		1,970,066
Iredell County, COP (Iredell County School Projects) (Insured; AMBAC) (Prerefunded)	5.00	6/1/16	1,000,000	[b]	1,012,230
North Carolina Eastern Municipal Power Agency, Power System Revenue (Insured; ACA) (Escrowed to Maturity)	6.00	1/1/22	1,000,000		1,233,590
North Carolina Medical Care Commission, Health Care Facilities Revenue (University Health Systems of Eastern Carolina) (Prerefunded)	6.25	12/1/18	2,250,000	[b]	2,591,415
North Carolina Medical Care Commission, HR (Wilson Memorial Hospital Project) (Insured; AMBAC) (Escrowed to Maturity)	0.00	11/1/16	3,055,000	[c]	3,044,216
Orange Water and Sewer Authority, Water and Sewer System Revenue (Prerefunded)	5.00	7/1/16	1,000,000	[b]	1,016,230
University of North Carolina, System Pool Revenue (Pool General Trust Indenture of the Board of Governors of The University of North Carolina) (Prerefunded)	5.00	10/1/19	1,000,000	[b]	1,149,820
				12,017,567
Ohio - 5.3%
Allen County, Hospital Facilities Revenue (Catholic Healthcare Partners)	5.25	9/1/27	2,500,000		2,885,325
American Municipal Power Inc., Revenue (American Municipal Power Fremont Energy Center Project)	5.00	2/15/21	375,000		434,726
Butler County, Hospital Facilities Revenue (Kettering Health Network Obligated Group Project)	6.38	4/1/36	2,000,000		2,341,520
Butler County, Hospital Facilities Revenue (UC Health)	5.50	11/1/40	3,500,000		4,095,700
Cincinnati, EDR (Baldwin 300 Project) (Prerefunded)	5.00	11/1/18	2,565,000	[b]	2,856,076
Cleveland, Airport System Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/31	1,000,000		1,164,360
Cleveland State University, General Receipts Bonds	5.00	6/1/18	1,170,000		1,281,267

20

Long-Term Municipal Investments - 98.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Ohio - 5.3% (continued)
Cleveland-Cuyahoga County Port Authority, Cultural Facility Revenue (The Cleveland Museum of Art Project)	5.00	10/1/22	2,500,000		2,924,425
Cuyahoga Community College District, General Receipts Bonds (Prerefunded)	5.00	2/1/20	2,500,000	[b]	2,894,125
Kent State University, General Receipts Bonds (Insured; Assured Guaranty Corp.)	5.00	5/1/25	2,000,000		2,245,160
Lucas County, HR (ProMedica Healthcare Obligated Group)	5.75	11/15/31	1,200,000		1,446,000
Miami University, General Receipts Revenue Bonds	5.00	9/1/22	2,140,000		2,553,512
Ohio, Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	5.00	2/1/24	1,800,000		2,103,714
Ohio Higher Educational Facility Commission, HR (Cleveland Clinic Health System Obligated Group)	5.50	1/1/43	2,500,000		2,696,325
Ohio Higher Educational Facility Commission, Revenue (Case Western Reserve University Project) (Insured; National Public Finance Guarantee Corp.)	5.25	12/1/25	2,985,000		3,803,845
Ohio State University, General Receipts Bonds (Escrowed to Maturity)	5.00	12/1/23	40,000		50,354
Ohio Turnpike and Infrastructure Commission, Junior Lien Turnpike Revenue (Infrastructure Projects)	5.25	2/15/39	2,000,000		2,324,420
Port of Greater Cincinnati Development Authority, Tax Increment Development Revenue (Fairfax Village Red Bank Infrastructure Project)	5.50	2/1/25	1,665,000	[f]	1,712,885
Toledo-Lucas County Port Authority, Development Revenue (Northwest Ohio Bond Fund) (Toledo School for the Arts Project)	5.50	5/15/28	2,025,000		2,110,111
University of Akron, General Receipts Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/28	1,500,000		1,695,105
University of Akron, General Receipts Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/29	1,000,000		1,124,490
University of Toledo, General Receipts Bonds	5.00	6/1/24	1,665,000		1,958,340
				46,701,785

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Oklahoma - .1%
Tulsa Industrial Authority, Student Housing Revenue (The University of Tulsa) (Prerefunded)	5.25	10/1/16	1,135,000	[b]	1,167,858
Oregon - .2%
Oregon, GO (Alternate Energy Project)	6.00	10/1/26	1,400,000		1,584,254
Pennsylvania - 1.6%
Allegheny County Port Authority, Special Transportation Revenue	5.25	3/1/23	2,600,000		3,088,124
Lancaster Parking Authority, Guaranteed Parking Revenue (Insured; AMBAC)	5.00	12/1/32	1,000,000		1,063,770
Pennsylvania Higher Educational Facilities Authority, Revenue (University of Pennsylvania Health System) (Prerefunded)	6.00	8/15/18	2,500,000	[b]	2,821,275
Pennsylvania Industrial Development Authority, EDR (Prerefunded)	5.50	7/1/18	1,730,000	[b]	1,922,930
Pennsylvania Industrial Development Authority, EDR (Prerefunded)	5.50	7/1/18	270,000	[b]	300,110
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/35	2,000,000		2,315,880
State Public School Building Authority, School Lease Revenue (The School District of Philadelphia Project)	5.00	4/1/27	2,235,000		2,438,161
				13,950,250
Rhode Island - .4%
Tobacco Settlement Financing Corporation of Rhode Island, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/40	3,000,000		3,196,500
South Carolina - 1.3%
South Carolina Public Service Authority, Revenue Obligations (Santee Cooper)	5.00	12/1/36	2,500,000		2,853,175
South Carolina Public Service Authority, Revenue Obligations (Santee Cooper)	5.13	12/1/43	7,500,000		8,546,325
				11,399,500
Texas - 5.9%
Coastal Water Authority, Water Conveyance System Revenue (Insured; AMBAC) (Escrowed to Maturity)	6.25	12/15/17	2,170,000		2,250,008
Dallas and Fort Worth, Joint Revenue (Dallas/Fort Worth International Airport)	5.00	11/1/35	3,000,000		3,417,390
Lower Colorado River Authority, Transmission Contract Revenue (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/31	3,000,000		3,457,740

22

Long-Term Municipal Investments - 98.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 5.9% (continued)
Lower Colorado River Authority, Transmission Contract Revenue (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/32	800,000		930,000
North Texas Tollway Authority, First Tier System Revenue (Insured; Assured Guaranty Corp.)	5.63	1/1/33	2,770,000		2,992,736
North Texas Tollway Authority, First Tier System Revenue (Insured; Assured Guaranty Corp.)	5.75	1/1/40	805,000		872,016
North Texas Tollway Authority, First Tier System Revenue (Insured; Assured Guaranty Corp.) (Prerefunded)	5.63	1/1/18	2,230,000	[b]	2,430,945
North Texas Tollway Authority, Second Tier System Revenue	5.00	1/1/38	5,815,000		6,619,854
Pearland Economic Development Corporation, Sales Tax Revenue (Insured; AMBAC)	5.00	9/1/24	1,035,000		1,059,323
Plano Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	2/15/26	6,095,000		7,758,935
San Antonio, Electric and Gas Systems Junior Lien Revenue	5.00	2/1/43	5,000,000		5,597,550
San Antonio, Electric and Gas Systems Revenue (Escrowed to Maturity)	5.50	2/1/20	255,000		299,995
San Antonio, Water System Revenue	5.00	5/15/36	4,000,000		4,536,680
Schertz-Cibolo Universal City Independent School District, Unlimited Tax School Building Bonds (Permanent School Fund Guarantee Program)	0.00	2/1/32	5,545,000	[c]	2,322,301
Socorro Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	8/15/27	3,705,000		4,516,765
Texas Transportation Commission, Central Texas Turnpike System Second Tier Revenue	5.00	8/15/31	2,500,000		2,883,275
				51,945,513
Virginia - 1.2%
Chesapeake Bay Bridge and Tunnel Commission District, General Resolution Revenue (Insured; Berkshire Hathaway Assurance Corporation)	5.50	7/1/25	1,000,000		1,226,050
Chesterfield County Economic Development Authority, PCR (Virginia Electric and Power Company Project)	5.00	5/1/23	1,000,000		1,127,040
Newport News, GO General Improvement Bonds and GO Water Bonds	5.25	7/1/22	1,000,000		1,249,610

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Virginia - 1.2% (continued)
Norfolk, Water Revenue (Prerefunded)	5.00	11/1/18	1,000,000	[b]	1,114,330
Richmond Metropolitan Authority, Expressway Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	7/15/17	460,000		473,713
Virginia College Building Authority, Educational Facilities Revenue (Regent University Project) (Prerefunded)	5.00	6/1/16	215,000	[b]	217,634
Virginia Housing Development Authority, Rental Housing Revenue	5.50	6/1/30	1,000,000		1,111,980
Washington County Industrial Development Authority, HR (Mountain States Health Alliance)	7.75	7/1/38	2,000,000		2,279,140
Winchester Economic Development Authority, HR (Valley Health System Obligated Group)	5.00	1/1/35	1,560,000		1,797,479
				10,596,976
Washington - 3.2%
Port of Seattle, Intermediate Lien Revenue	5.00	3/1/35	3,000,000		3,486,600
Seattle, Drainage and Wastewater Improvement Revenue	5.00	5/1/23	4,965,000		6,151,387
Washington, GO (Various Purpose)	5.00	7/1/27	5,000,000		6,244,950
Washington, Motor Vehicle Fuel Tax GO (State Road 520 Corridor Program - Toll Revenue)	5.00	6/1/33	2,255,000		2,619,859
Washington Health Care Facilities Authority, Mortgage Revenue (Highline Medical Center) (Collateralized; FHA) (Prerefunded)	6.25	8/1/18	3,485,000	[b]	3,948,714
Washington Health Care Facilities Authority, Revenue (Providence Health and Services)	5.00	10/1/42	5,000,000		5,670,400
				28,121,910
West Virginia - .6%
West Virginia University Board of Governors, University Improvement Revenue (West Virginia University Projects)	5.00	10/1/36	4,500,000		5,222,700
Wisconsin - 1.4%
Public Finance Authority of Wisconsin, Lease Development Revenue (KU Campus Development Corporation - Central District Development Project)	5.00	3/1/35	7,000,000		8,215,620
Wisconsin, General Fund Annual Appropriation Bonds	5.75	5/1/33	2,000,000		2,291,860

24

Long-Term Municipal Investments - 98.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Wisconsin - 1.4% (continued)
Wisconsin Health and Educational Facilities Authority, Revenue (Aurora Health Care, Inc.)	5.25	4/15/35	2,000,000	2,255,980
				12,763,460
U.S. Related - .9%
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	0.00	5/15/50	12,500,000	[c] 1,111,625
Guam, Business Privilege Tax Revenue	5.00	1/1/42	1,000,000	1,086,250
Guam, Business Privilege Tax Revenue	5.13	1/1/42	860,000	943,179
Virgin Islands Public Finance Authority, Revenue (Virgin Islands Matching Fund Loan Note)	5.00	10/1/25	4,000,000	4,456,640
				7,597,694

Total Investments (cost $796,497,650)			98.1%	862,596,191
Cash and Receivables (Net)			1.9%	16,308,140
Net Assets			100.0%	878,904,331

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Variable rate security—interest rate subject to periodic change.
e Non-income producing—security in default.
f Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, these securities were valued at $5,980,165 or .68% of net assets.

25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Transportation Services	19.6
Health Care	13.3
Education	10.5
Prerefunded	10.0
Utility-Water and Sewer	8.9
Utility-Electric	7.8
Special Tax	6.1
City	5.2
Lease	3.0
State/Territory	2.2
Industrial	1.6
Asset-Backed	.6
Pollution Control	.5
County	.3
Housing	.3
Resource Recovery	.1
Other	8.1
98.1

† Based on net assets.
See notes to financial statements.

26

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

27

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	796,497,650	862,596,191
Cash		15,851,956
Interest receivable		9,446,924
Receivable for shares of Common Stock subscribed		1,579,583
Receivable for investment securities sold		239,147
Prepaid expenses		77,511
		889,791,312
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		450,417
Payable for investment securities purchased		7,763,567
Payable for shares of Common Stock redeemed		2,566,639
Accrued expenses		106,358
		10,886,981
Net Assets ($)		878,904,331
Composition of Net Assets ($):
Paid-in capital		830,315,285
Accumulated undistributed investment income—net		39,006
Accumulated net realized gain (loss) on investments		(17,548,501)
Accumulated net unrealized appreciation (depreciation) on investments		66,098,541
Net Assets ($)		878,904,331

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	504,820,845	29,553,304	146,318,889	1,045	198,210,248
Shares Outstanding	35,283,372	2,065,429	10,222,299	73	13,845,085
Net Asset Value Per Share ($)	14.31	14.31	14.31	14.32	14.32

See notes to financial statements.

28

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2016 (Unaudited)

Investment Income ($):
Interest Income	15,786,449
Expenses:
Management fee—Note 3(a)	2,439,173
Shareholder servicing costs—Note 3(c)	833,398
Distribution fees—Note 3(b)	95,143
Professional fees	60,408
Registration fees	49,457
Custodian fees—Note 3(c)	29,921
Directors’ fees and expenses—Note 3(d)	28,497
Prospectus and shareholders’ reports	22,294
Loan commitment fees—Note 2	6,425
Miscellaneous	29,373
Total Expenses	3,594,089
Less—reduction in expenses due to undertaking—Note 3(a)	(971,959)
Less—reduction in fees due to earnings credits—Note 3(c)	(668)
Net Expenses	2,621,462
Investment Income—Net	13,164,987
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	995,501
Net unrealized appreciation (depreciation) on investments	15,577,821
Net Realized and Unrealized Gain (Loss) on Investments	16,573,322
Net Increase in Net Assets Resulting from Operations	29,738,309

See notes to financial statements.

29

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Operations ($):
Investment income—net	13,164,987	26,159,787
Net realized gain (loss) on investments	995,501	6,382,542
Net unrealized appreciation (depreciation) on investments	15,577,821	(11,249,394)
Net Increase (Decrease) in Net Assets Resulting from Operations	29,738,309	21,292,935
Dividends to Shareholders from ($):
Investment income—net:
Class A	(7,821,583)	(16,655,562)
Class C	(306,565)	(603,377)
Class I	(1,667,546)	(1,833,610)
Class Y	(18)	(37)
Class Z	(3,330,269)	(7,123,950)
Total Dividends	(13,125,981)	(26,216,536)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	29,403,904	27,487,047
Class C	7,308,200	3,977,051
Class I	75,750,951	50,873,703
Class Z	1,200,586	3,908,274
Dividends reinvested:
Class A	6,483,786	13,716,710
Class C	221,102	434,135
Class I	1,437,308	1,591,510
Class Z	2,447,932	5,120,742
Cost of shares redeemed:
Class A	(28,357,835)	(61,381,956)
Class C	(2,428,853)	(3,665,995)
Class I	(7,146,253)	(15,509,653)
Class Z	(6,614,241)	(14,577,838)
Increase (Decrease) in Net Assets from Capital Stock Transactions	79,706,587	11,973,730
Total Increase (Decrease) in Net Assets	96,318,915	7,050,129
Net Assets ($):
Beginning of Period	782,585,416	775,535,287
End of Period	878,904,331	782,585,416
Undistributed investment income—net	39,006	-

30

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Capital Share Transactions (Shares):
Class A
Shares sold	2,070,932	1,944,223
Shares issued for dividends reinvested	456,892	971,992
Shares redeemed	(1,997,486)	(4,352,768)
Net Increase (Decrease) in Shares Outstanding	530,338	(1,436,553)
Class C
Shares sold	513,081	282,171
Shares issued for dividends reinvested	15,577	30,764
Shares redeemed	(171,061)	(259,406)
Net Increase (Decrease) in Shares Outstanding	357,597	53,529
Class I
Shares sold	5,318,113	3,610,978
Shares issued for dividends reinvested	101,157	112,860
Shares redeemed	(503,604)	(1,101,376)
Net Increase (Decrease) in Shares Outstanding	4,915,666	2,622,462
Class Z
Shares sold	84,497	276,147
Shares issued for dividends reinvested	172,397	362,618
Shares redeemed	(465,301)	(1,033,078)
Net Increase (Decrease) in Shares Outstanding	(208,407)	(394,313)

See notes to financial statements.

31

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended February 29, 2016			Year Ended August 31,
Class A Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	14.02	14.10	13.21	14.27	13.43	13.81
Investment Operations:
Investment income—net[a]	.22	.47	.52	.47	.53	.58
Net realized and unrealized gain (loss) on investments	.29	(.08)	.89	(1.06)	.83	(.38)
Total from Investment Operations	.51	.39	1.41	(.59)	1.36	.20
Distributions:
Dividends from investment income—net	(.22)	(.47)	(.52)	(.47)	(.52)	(.58)
Net asset value, end of period	14.31	14.02	14.10	13.21	14.27	13.43
Total Return (%)[b]	3.69[c]	2.79	10.84	(4.30)	10.32	1.60
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94[d]	.94	.95	.97	.97	.97
Ratio of net expenses to average net assets	.70[d]	.70	.70	.70	.70	.70
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	.00[e]	.00[e]	-	-
Ratio of net investment income to average net assets	3.18[d]	3.32	3.83	3.37	3.78	4.40
Portfolio Turnover Rate	4.63[c]	11.76	21.67	34.19	22.11	22.31
Net Assets, end of period ($ x 1,000)	504,821	487,129	510,428	579,728	271,110	256,180

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e Amount represents less than .01%.
See notes to financial statements.

32

	Six Months Ended February 29, 2016	Year Ended August 31,
Class C Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	14.02	14.10	13.21	14.27	13.43	13.81
Investment Operations:
Investment income—net[a]	.17	.36	.42	.37	.42	.48
Net realized and unrealized gain (loss) on investments	.29	(.08)	.89	(1.07)	.84	(.38)
Total from Investment Operations	.46	.28	1.31	(.70)	1.26	.10
Distributions:
Dividends from investment income—net	(.17)	(.36)	(.42)	(.36)	(.42)	(.48)
Net asset value, end of period	14.31	14.02	14.10	13.21	14.27	13.43
Total Return (%)[b]	3.31[c]	2.02	10.03	(5.02)	9.50	.85
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.70[d]	1.71	1.72	1.72	1.73	1.71
Ratio of net expenses to average net assets	1.45[d]	1.45	1.45	1.45	1.45	1.45
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	.00[e]	.00[e]	-	-
Ratio of net investment income to average net assets	2.43[d]	2.57	3.09	2.60	3.02	3.65
Portfolio Turnover Rate	4.63[c]	11.76	21.67	34.19	22.11	22.31
Net Assets, end of period ($ x 1,000)	29,553	23,940	23,333	29,450	23,532	19,569

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e Amount represents less than .01%.
See notes to financial statements.

33

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended February 29, 2016			Year Ended August 31,
Class I Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	14.02	14.11	13.22	14.28	13.44	13.81
Investment Operations:
Investment income—net[a]	.24	.50	.54	.50	.55	.61
Net realized and unrealized gain (loss) on investments	.29	(.09)	.90	(1.06)	.85	(.37)
Total from Investment Operations	.53	.41	1.44	(.56)	1.40	.24
Distributions:
Dividends from investment income—net	(.24)	(.50)	(.55)	(.50)	(.56)	(.61)
Net asset value, end of period	14.31	14.02	14.11	13.22	14.28	13.44
Total Return (%)	3.82[b]	2.98	11.19	(4.15)	10.59	1.93
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71[c]	.70	.73	.72	.73	.71
Ratio of net expenses to average net assets	.45[c]	.45	.45	.45	.45	.45
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	.00[d]	.00[d]	-	-
Ratio of net investment income to average net assets	3.40[c]	3.56	3.98	3.57	3.97	4.63
Portfolio Turnover Rate	4.63[b]	11.76	21.67	34.19	22.11	22.31
Net Assets, end of period ($ x 1,000)	146,319	74,412	37,874	13,365	12,340	5,495

a Based on average shares outstanding.
b Not annualized.
c Annualized.
d Amount represents less than .01%.
See notes to financial statements.

34

Six Months Ended February 29, 2016		Year Ended August 31,
Class Y Shares	(Unaudited)	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	14.03	14.11	13.22	13.70
Investment Operations:
Investment income—net[b]	.25	.51	.56	.09
Net realized and unrealized gain (loss) on investments	.29	(.08)	.88	(.48)
Total from Investment Operations	.54	.43	1.44	(.39)
Distributions:
Dividends from investment income—net	(.25)	(.51)	(.55)	(.09)
Net asset value, end of period	14.32	14.03	14.11	13.22
Total Return (%)	3.86[c]	3.07	11.14	(2.86)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.57[d]	4.19	1.18	.74[d]
Ratio of net expenses to average net assets	.45[d]	.45	.45	.45[d]
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	.00[e]	.00[d,e]
Ratio of net investment income to average net assets	3.53[d]	3.59	4.09	4.13[d]
Portfolio Turnover Rate	4.63[c]	11.76	21.67	34.19
Net Assets, end of period ($ x 1,000)	1	1	1	1

a From July 1, 2013 (commencement of initial offering) to August 31, 2013.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
e Amount represents less than .01%.
See notes to financial statements.

35

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 29, 2016		Year Ended August 31,
Class Z Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	14.03	14.11	13.22	14.28	13.44	13.82
Investment Operations:
Investment income—net[a]	.24	.50	.55	.50	.55	.61
Net realized and unrealized gain (loss) on investments	.29	(.08)	.89	(1.06)	.84	(.39)
Total from Investment Operations	.53	.42	1.44	(.56)	1.39	.22
Distributions:
Dividends from investment income—net	(.24)	(.50)	(.55)	(.50)	(.55)	(.60)
Net asset value, end of period	14.32	14.03	14.11	13.22	14.28	13.44
Total Return (%)	3.80[b]	3.03	11.06	(4.12)	10.54	1.80
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72[c]	.69	.73	.72	.76	.75
Ratio of net expenses to average net assets	.50[c]	.47	.50	.49	.50	.50
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	.00[d]	.00[d]	-	-
Ratio of net investment income to average net assets	3.40[c]	3.55	4.02	3.53	3.98	4.60
Portfolio Turnover Rate	4.63[b]	11.76	21.67	34.19	22.11	22.31
Net Assets, end of period ($ x 1,000)	198,210	197,104	203,899	201,872	238,329	225,584

a Based on average shares outstanding.
b Not annualized.
c Annualized.
d Amount represents less than .01%.
See notes to financial statements.

36

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus AMT-Free Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 1 billion shares of $.001 par value Common Stock. The fund currently offers five classes of shares: Class A (200 million shares authorized), Class C (200 million shares authorized), Class I (100 million shares authorized), Class Y (100 million shares authorized) and Class Z (400 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of February 29, 2016, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

38

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	862,596,191	-	862,596,191

† See Statement of Investments for additional detailed categorizations.

At February 29, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 29, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 29, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

40

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $18,794,945 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2015. If not applied, $3,176,229 of the carryover expires in fiscal year 2017, $5,287,194 expires in fiscal year 2018 and $2,338,736 expires in fiscal year 2019. The fund has $4,090,360 of post-enactment short-term capital losses and $3,902,426 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2015 was as follows: tax-exempt income $26,188,273 and ordinary income $28,263. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million and prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 29, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .60% of the value of

41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from September 1, 2015 through January 1, 2017 to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. Dreyfus may terminate this agreement upon at least 90 days prior notice to shareholders, but has committed not to do so until at least January 1, 2017. The reduction in expenses, pursuant to the Agreement, amounted to $971,959 during the period ended February 29, 2016.

During the period ended February 29, 2016, the Distributor retained $6,145 from commissions earned on sales of the fund’s Class A shares and $12,398 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 29, 2016, Class C shares were charged $95,143 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2016, Class A and Class C shares were charged $615,841 and $31,714, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 29, 2016, Class Z shares were charged $42,960 pursuant to the Shareholder Services Plan.

42

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 29, 2016, the fund was charged $60,871 for transfer agency services and $2,990 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $668.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 29, 2016, the fund was charged $29,921 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended February 29, 2016, the fund was charged $2,257 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 29, 2016, the fund was charged $5,294 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $415,016, Distribution Plan fees $16,839, Shareholder Services Plan fees $111,462, custodian fees $40,223, Chief Compliance Officer fees $4,412 and transfer agency fees $28,199, which are offset against an expense reimbursement currently in effect in the amount of $165,734.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2016, amounted to $111,118,120 and $37,256,638, respectively.

At February 29, 2016, accumulated net unrealized appreciation on investments was $66,098,541, consisting of $69,945,894 gross unrealized appreciation and $3,847,353 gross unrealized depreciation.

At February 29, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

44

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 2-3, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of

45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group and Performance Universe medians for all periods except for the four- and five-year periods when it was slightly below the Performance Universe median. The Board also noted that the fund’s yield performance was below the Performance Group median for six of the ten one-year periods ended September 30th and above the Performance Universe median for all ten one-year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and the Expense Universe median.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.45% of the fund’s average daily net assets. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors but has committed not to do so until at least January 1, 2017.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services

46

provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economics of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economics of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the

47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

48

NOTES

49

For More Information

Dreyfus AMT-Free Municipal Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	Class A: DMUAX Class C: DMUCX Class I: DMBIX Class Y: DMUYX Class Z: DRMBX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0319SA0216

Dreyfus High Yield Municipal Bond Fund

SEMIANNUAL REPORT February 29, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus High Yield Municipal Bond Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus High Yield Municipal Bond Fund, covering the six-month period from September 1, 2015, through February 29, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period was a time of varied and, at times, conflicting economic influences. On one hand, the U.S. economy continued to grow as domestic labor markets posted significant gains, housing markets recovered, and lower fuel prices put cash in consumers’ pockets. Indeed, these factors, along with low inflation, prompted the Federal Reserve Board in December to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to disappoint, particularly in China and other emerging markets, when reduced industrial demand and declining currency values sparked substantial declines in commodity prices. These developments proved especially challenging for financial markets in January and early February: stocks and riskier sectors of the bond market fell sharply before later recovering a portion of their losses. In contrast, longer term U.S. government securities gained valued during the ensuing flight to quality.

While market volatility may persist over the foreseeable future until global economic sentiment improves, we recently have seen signs of stabilizing commodity prices and continued strength in the U.S. economy. Still, we expect wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets over the months ahead, suggesting that selectivity may be an important determinant of investment success. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
March 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2015, through February 29, 2016, as provided by Daniel Barton and Jeffrey Burger, Co-Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 29, 2016, Dreyfus High Yield Municipal Bond Fund’s Class A shares achieved a 5.57% total return, Class C shares returned 5.17%, Class I shares returned 5.71%, Class Y shares returned 5.72%, and Class Z shares returned 5.63%.1 The fund’s benchmark, the Barclays Municipal Bond Index, which, unlike the fund, does not include securities rated below investment grade, produced a total return of 3.62%.2

High yield municipal bonds gained value over the reporting period amid robust demand for competitive levels of after-tax income. The fund outperformed its investment-grade benchmark, mainly due to a focus on lower-rated securities and a relatively long average duration.

The Fund’s Investment Approach

The fund primarily seeks high current income exempt from federal income tax. Secondarily, the fund may seek capital appreciation to the extent consistent with its primary goal. To pursue its goals, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal income tax. The fund normally invests at least 50% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by Dreyfus. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds. The fund may invest up to 50% of its assets in higher-quality municipal bonds rated AAA/Aaa to A, or the unrated equivalent as determined by Dreyfus.

We focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and

• Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Reach for Income Supported High Yield Municipal Bonds

High yield municipal bonds were influenced during the reporting period by falling long-term interest rates. Despite a sustained U.S. economic recovery fueled by robust job growth, many investors reacted to global economic instability and declining commodity prices by flocking to U.S. Treasury securities and other higher-quality bonds. As yields across most sectors of the investment-grade fixed-income market fell, income-oriented investors sought opportunities for more competitive streams of current income among lower-rated municipal bonds.

In addition, municipal bonds across the market’s credit quality spectrum were supported over the reporting period by generally improving credit conditions as tax revenues for most

3

DISCUSSION OF FUND PERFORMANCE (continued)

states and municipalities recovered beyond pre-recession levels. Pockets of fiscal instability in Puerto Rico, Illinois, and New Jersey had little impact on the national market during the reporting period. Moreover, because municipal securities tend to be relatively insensitive to international developments, gains posted by high yield municipal bonds stood in stark contrast to significant losses incurred by high yield corporate bonds, on average.

Supply-and-demand influences also proved favorable. Municipal bond issuance volumes increased over the final months of 2015 as issuers rushed to refinance existing debt before the Federal Reserve Board raised short-term interest rates in December 2015. The supply of newly issued tax-exempt securities subsequently moderated amid steady investor demand, putting downward pressure on yields.

Security Selections Bolstered Fund Results

The fund’s performance was supported by a relatively long average duration and a focus on longer-term maturities, which helped the fund participate more fully in the benefits of falling long-term interest rates. Our security selection strategy also achieved strong results. Underweighted positions in general obligation bonds and overweighted exposure to higher-yielding revenue bonds proved favorable. Results were especially strong among bonds backed by airports and the states’ settlement of litigation with U.S. tobacco companies. Among bonds backed by industrial development projects, we successfully avoided energy-related projects. The fund further benefited from lack of direct exposure to Puerto Rico bonds. Instead, we favored securities issued to finance charter schools and airlines.

On the other hand, a small position in New Jersey securities hurt performance to a degree as the state struggled with a lagging economic recovery and heavy pension liabilities. Holdings of municipal bonds rated BBB and higher generally lagged their lower-rated counterparts.

A Focus on Higher Yields

We remain optimistic regarding the prospects for high yield municipal bonds as the U.S. economy continues to grow, but we are aware of the potential risks posed by political uncertainty and rising interest rates. We also are monitoring the broad municipal bond market for signs of higher issuance volumes as austerity pressures recede. As of the reporting period’s end, we have retained the fund’s focus on longer maturities and its emphasis on higher-yielding, lower-rated securities.

March 15, 2016

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

1 Total return includes reinvestment of dividends and any capital gains paid. It does not include the maximum initial sales charge in the case of Class A shares, and the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Class Z, Class I, and Class Y shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus High Yield Municipal Bond Fund from September 1, 2015 to February 29, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the six months ended February 29, 2016
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$5.37	$9.28	$4.14	$3.94	$4.82
Ending value (after expenses)	$1,055.70	$1,051.70	$1,057.10	$1,057.20	$1,056.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the six months ended February 29, 2016

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$5.27	$9.12	$4.07	$3.87	$4.73
Ending value (after expenses)	$1,019.64	$1,015.81	$1,020.84	$1,021.03	$1,020.24

† Expenses are equal to the fund’s annualized expense ratio of 1.05% for Class A, 1.82% for Class C, .81% for Class I, .77% for Class Y and .94% for Class Z, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
February 29, 2016 (Unaudited)

Long-Term Municipal Investments - 97.7%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 5.5%
Birmingham Special Care Facilities Financing Authority, Improvement Revenue (Methodist Home for the Aging)	5.75	6/1/35	1,350,000		1,378,714
Jefferson County, Limited Obligation School Warrants	5.25	1/1/20	1,500,000		1,514,640
Jefferson County, Senior Lien Sewer Revenue Warrants (Insured; Assured Guaranty Municipal Corp.)	0/6.60	10/1/42	5,000,000	[a]	3,769,550
Lower Alabama Gas District, Gas Project Revenue	5.00	9/1/46	1,500,000		1,757,055
				8,419,959
Alaska - 1.5%
Northern Tobacco Securitization Corporation of Alaska, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/46	2,650,000		2,268,532
Arizona - 7.9%
Mohave County Industrial Development Authority, Correctional Facilities Contract Revenue (Mohave Prison, LLC Expansion Project)	8.00	5/1/25	3,000,000		3,377,460
Phoenix Industrial Development Authority, Education Facility Revenue (BASIS Schools Projects)	5.00	7/1/46	1,000,000	[b]	1,032,250
Phoenix Industrial Development Authority, Education Facility Revenue (BASIS Schools, Inc. Projects)	5.00	7/1/45	1,500,000	[b]	1,548,720
Pima County Industrial Development Authority, Education Facilities Revenue (Sonoran Science Academy Tucson Project)	5.75	12/1/37	2,750,000		2,760,505
Pima County Industrial Development Authority, Education Revenue (American Charter Schools Foundation Project)	5.63	7/1/38	1,000,000		950,560
Salt Verde Financial Corporation, Senior Gas Revenue	5.00	12/1/37	2,055,000		2,434,620
				12,104,115
California - 8.4%
California Statewide Communities Development Authority, Revenue (Bentley School)	7.00	7/1/40	1,075,000		1,260,986
California Statewide Communities Development Authority, Revenue (California Baptist University)	6.38	11/1/43	2,000,000		2,221,020
Placentia-Yorba Linda Unified School District, GO	0.00	8/1/49	11,605,000	[c]	3,077,530

6

Long-Term Municipal Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 8.4% (continued)
San Buenaventura, Revenue (Community Memorial Health System)	7.50	12/1/41	1,500,000		1,838,700
San Francisco City and County Redevelopment Financing Authority, Tax Allocation Revenue (Mission Bay South Redevelopment Project)	6.63	8/1/39	2,000,000		2,284,840
Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds (San Diego County Tobacco Asset Securitization Corporation)	5.00	6/1/37	2,200,000		2,092,024
				12,775,100
Connecticut - 2.0%
Connecticut Development Authority, Water Facilities Revenue (Aquarion Water Company of Connecticut Project)	5.50	4/1/21	1,500,000		1,736,280
Connecticut Resources Recovery Authority, Special Obligation Revenue (American REF-FUEL Company of Southeastern Connecticut Project)	6.45	11/15/22	1,235,000		1,237,680
				2,973,960
Florida - 7.5%
Cape Coral Health Facilities Authority, Senior Housing Revenue (Gulf Care, Inc. Project)	5.88	7/1/40	1,000,000	[b]	1,026,280
Davie, Educational Facilities Revenue (Nova Southeastern University Project)	5.63	4/1/43	1,000,000		1,147,900
Florida Development Finance Corporation, Educational Facilities Revenue (Miami Arts Charter School Project)	5.88	6/15/34	1,250,000	[b]	1,275,350
Jacksonville Economic Development Commission, Health Care Facilities Revenue (Florida Proton Therapy Institute Project)	6.25	9/1/27	1,000,000	[b]	1,049,910
Mid-Bay Bridge Authority, Springing Lien Revenue (Prerefunded)	7.25	10/1/21	1,500,000	[d]	1,981,950
Palm Bay, Educational Facilities Revenue (Patriot Charter School Project)	7.00	7/1/36	4,000,000	[e]	1,199,800
Saint Johns County Industrial Development Authority, Revenue (Presbyterian Retirement Communities Project)	5.88	8/1/40	2,500,000		2,786,200
Village Community Development District Number 10, Special Assessment Revenue	6.00	5/1/44	900,000		1,039,257
				11,506,647
Georgia - .8%
Atlanta Development Authority, Senior Lien Revenue (New Downtown Atlanta Stadium Project)	5.25	7/1/40	1,000,000		1,174,910

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Illinois - 9.9%
Chicago, General Airport Senior Lien Revenue (Chicago O'Hare International Airport)	5.00	1/1/34	1,000,000	1,118,790
Chicago, General Airport Third Lien Revenue (Chicago O'Hare International Airport)	5.63	1/1/35	1,240,000	1,439,466
Chicago, Second Lien Wastewater Transmission Revenue	5.00	1/1/39	1,000,000	1,083,860
Illinois, Sales Tax Revenue	5.00	6/15/24	1,000,000	1,204,560
Illinois Finance Authority, Revenue (Plymouth Place, Inc.)	5.00	5/15/37	1,000,000	1,025,910
Illinois Finance Authority, Revenue (Rehabilitation Institute of Chicago)	6.00	7/1/43	1,000,000	1,193,710
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	12/15/28	1,250,000	1,357,500
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	0.00	12/15/51	15,000,000	[c] 2,644,050
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue	6.00	6/1/28	1,000,000	1,197,190
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.50	4/1/31	1,000,000	1,164,450
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/44	1,500,000	1,658,385
				15,087,871
Indiana - 1.9%
Indiana Municipal Power Agency, Power Supply System Revenue	5.00	1/1/36	1,000,000	1,169,830
Indiana Municipal Power Agency, Power Supply System Revenue	5.00	1/1/37	1,500,000	1,747,515
				2,917,345
Iowa - 2.5%
Iowa Finance Authority, Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project)	5.25	12/1/25	2,500,000	2,734,350
Tobacco Settlement Authority of Iowa, Tobacco Settlement Asset-Backed Bonds	5.60	6/1/34	1,000,000	1,000,860
				3,735,210
Louisiana - 5.1%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue (Westlake Chemical Corporation Projects)	6.75	11/1/32	1,500,000	1,613,175
Louisiana Public Facilities Authority, Revenue (SUSLA Facilities, Inc. Project)	5.75	7/1/39	3,800,000	[b] 3,833,250

8

Long-Term Municipal Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Louisiana - 5.1% (continued)
New Orleans, Water Revenue	5.00	12/1/34	1,000,000	1,143,840
New Orleans, Water Revenue	5.00	12/1/40	1,000,000	1,130,070
				7,720,335
Maine - 1.2%
Maine Health and Higher Educational Facilities Authority, Revenue (Maine General Medical Center Issue)	7.50	7/1/32	1,500,000	1,798,665
Michigan - 7.0%
Detroit, Water Supply System Senior Lien Revenue	5.00	7/1/31	1,000,000	1,101,060
Kent Hospital Finance Authority, Revenue (Metropolitan Hospital Project)	6.00	7/1/35	2,000,000	2,005,200
Michigan Finance Authority, HR (Trinity Health Credit Group)	5.00	12/1/45	2,780,000	3,190,828
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/32	1,000,000	1,148,140
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Second Lien Local Project Bonds)	5.00	7/1/34	1,000,000	1,142,540
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Senior Lien Local Project Bonds) (Insured; National Public Finance Guarantee Corp.)	5.00	7/1/36	500,000	561,890
Michigan Strategic Fund, SWDR (Genesee Power Station Project)	7.50	1/1/21	1,600,000	1,590,512
				10,740,170
Minnesota - 1.6%
Saint Paul Housing and Redevelopment Authority, Hospital Facility Revenue (HealthEast Care System Project)	5.00	11/15/25	2,145,000	2,430,178
Missouri - .7%
Missouri Health and Educational Facilities Authority, Senior Living Facilities Revenue (Lutheran Senior Services Projects)	5.00	2/1/36	1,000,000	1,119,010

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 6.5%
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.25	6/15/40	1,250,000		1,340,113
New Jersey Economic Development Authority, Special Facility Revenue (Continental Airlines, Inc. Project)	5.13	9/15/23	1,000,000		1,109,370
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	4.63	6/1/26	1,000,000		1,000,430
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	0.00	6/1/41	4,000,000	[c]	1,014,000
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/41	6,360,000		5,493,259
				9,957,172
New Mexico - 1.6%
Farmington, PCR (Public Service Company of New Mexico San Juan Project)	6.25	6/1/40	2,200,000		2,470,908
New York - 3.8%
New York City Industrial Development Agency, Special Facility Revenue (American Airlines, Inc. John F. Kennedy International Airport Project)	8.00	8/1/28	1,000,000		1,038,970
New York Liberty Development Corporation, Revenue (3 World Trade Center Project)	5.00	11/15/44	2,500,000	[b]	2,667,050
New York State Dormitory Authority, Revenue (Orange Regional Medical Center Obligated Group)	6.25	12/1/37	1,000,000		1,088,050
Niagara Area Development Corporation, Solid Waste Disposal Facility Revenue (Covanta Energy Project)	5.25	11/1/42	1,000,000	[b]	1,015,030
				5,809,100
North Carolina - .7%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue (Deerfield Episcopal Retirement Community)	6.13	11/1/38	1,000,000		1,092,830
Ohio - 4.4%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	5.88	6/1/30	1,000,000		916,800

10

Long-Term Municipal Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Ohio - 4.4% (continued)
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	6.50	6/1/47	4,200,000		4,068,708
Southeastern Ohio Port Authority, Hospital Facilities Improvement Revenue (Memorial Health System Obligated Group Project)	6.00	12/1/42	1,500,000		1,672,200
				6,657,708
Oregon - .7%
Warm Springs Reservation Confederated Tribes, Hydroelectric Revenue (Pelton Round Butte Project)	6.38	11/1/33	1,000,000		1,093,160
Pennsylvania - 2.9%
JPMorgan Chase Putters/Drivers Trust (Series 3916), (Geisinger Authority, Health System Revenue (Geisinger Health System)) Non-recourse	5.13	6/1/35	2,000,000	[b,f]	2,217,440
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue (Philadelphia Biosolids Facility Project)	6.25	1/1/32	1,000,000		1,106,260
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/36	1,000,000		1,153,390
				4,477,090
Texas - 10.5%
Board of Managers, Joint Guadalupe County, Hospital Mortgage Improvement Revenue (City of Seguin Hospital)	5.00	12/1/45	1,000,000		1,047,920
Central Texas Regional Mobility Authority, Senior Lien Revenue	5.00	1/1/45	1,000,000		1,129,620
Clifton Higher Education Finance Corporation, Education Revenue (International Leadership of Texas)	5.75	8/15/45	1,000,000		1,038,390
Clifton Higher Education Finance Corporation, Education Revenue (Uplift Education)	6.00	12/1/30	1,000,000		1,139,810
Clifton Higher Education Finance Corporation, Education Revenue (Uplift Education)	4.50	12/1/44	1,500,000		1,526,400
Harris County-Houston Sports Authority, Senior Lien Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	11/15/49	8,000,000	[c]	1,723,680
Houston, Airport System Special Facilities Revenue (Continental Airlines, Inc. Terminal Improvement Projects)	6.50	7/15/30	1,500,000		1,746,735
Houston, Airport System Subordinate Lien Revenue (Insured; XLCA)	0.87	7/1/32	975,000	[g]	897,000

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 10.5% (continued)
La Vernia Higher Education Finance Corporation, Education Revenue (Knowledge is Power Program, Inc.) (Prerefunded)	6.25	8/15/19	1,000,000	[d]	1,181,910
North Texas Tollway Authority, First Tier System Revenue (Insured; Assured Guaranty Corp.)	5.75	1/1/40	150,000		162,488
North Texas Tollway Authority, First Tier System Revenue (Insured; Assured Guaranty Corp.) (Prerefunded)	5.75	1/1/18	1,025,000	[d]	1,119,700
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue (Buckingham Senior Living Community, Inc. Project)	5.25	11/15/35	1,000,000		1,049,980
Texas Public Finance Authority Charter School Finance Corporation, Education Revenue (Burnham Wood Charter School Project)	6.25	9/1/36	2,250,000		2,307,555
				16,071,188
Virginia - 1.1%
Chesterfield County Economic Development Authority, Retirement Facilities First Mortgage Revenue (Brandermill Woods Project)	5.13	1/1/43	155,000		161,431
Virginia College Building Authority, Educational Facilities Revenue (Marymount University Project)	5.00	7/1/45	1,000,000	[b]	1,025,600
Virginia College Building Authority, Educational Facilities Revenue (Marymount University Project) (Green Bonds)	5.00	7/1/45	500,000	[b]	512,800
				1,699,831

12

Long-Term Municipal Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Related - 2.0%
Guam Waterworks Authority, Water and Wastewater System Revenue	5.63	7/1/40	1,765,000	1,951,349
Puerto Rico Commonwealth, Public Improvement GO (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/35	1,000,000	1,030,870
				2,982,219

Total Investments (cost $138,737,349)			97.7%	149,083,213
Cash and Receivables (Net)			2.3%	3,501,257
Net Assets			100.0%	152,584,470

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, these securities were valued at $17,203,680 or 11.27% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Non-income producing—security in default.
f Collateral for floating rate borrowings.
g Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
Education	17.6
Health Care	17.3
Utility-Water and Sewer	9.3
Transportation Services	7.7
Special Tax	7.5
Asset-Backed	7.0
Industrial	5.3
Utility-Electric	4.7
Pollution Control	2.3
Resource Recovery	1.8
Prerefunded	1.5
County	.7
Other	15.0
97.7

† Based on net assets.
See notes to financial statements.

13

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	138,737,349	149,083,213
Cash		4,713,135
Interest receivable		1,650,793
Receivable for shares of Common Stock subscribed		176,807
Prepaid expenses		45,452
		155,669,400
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		118,895
Payable for investment securities purchased		1,722,300
Payable for floating rate notes issued—Note 4		1,000,000
Payable for shares of Common Stock redeemed		191,866
Interest and expense payable related to floating rate notes issued—Note 4		1,132
Accrued expenses		50,737
		3,084,930
Net Assets ($)		152,584,470
Composition of Net Assets ($):
Paid-in capital		178,822,259
Accumulated undistributed investment income—net		843,372
Accumulated net realized gain (loss) on investments		(37,427,025)
Accumulated net unrealized appreciation (depreciation) on investments		10,345,864
Net Assets ($)		152,584,470

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	49,454,938	17,369,423	17,985,756	5,432,185	62,342,168
Shares Outstanding	4,128,037	1,448,350	1,503,391	454,289	5,201,169
Net Asset Value Per Share ($)	11.98	11.99	11.96	11.96	11.99

See notes to financial statements.

15

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2016 (Unaudited)

Investment Income ($):
Interest Income	4,986,583
Expenses:
Management fee—Note 3(a)	417,716
Distribution/Service Plan fees—Note 3(b)	103,323
Shareholder servicing costs—Note 3(c)	101,321
Professional fees	33,523
Registration fees	31,889
Prospectus and shareholders’ reports	11,167
Custodian fees—Note 3(c)	6,041
Directors’ fees and expenses—Note 3(d)	5,869
Interest and expense related to floating rate notes issued—Note 4	2,733
Loan commitment fees—Note 2	1,044
Miscellaneous	20,465
Total Expenses	735,091
Less—reduction in expenses due to undertaking—Note 3(a)	(644)
Less—reduction in fees due to earnings credits—Note 3(c)	(127)
Net Expenses	734,320
Investment Income—Net	4,252,263
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(4,399,883)
Net unrealized appreciation (depreciation) on investments	7,712,573
Net Realized and Unrealized Gain (Loss) on Investments	3,312,690
Net Increase in Net Assets Resulting from Operations	7,564,953

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Operations ($):
Investment income—net	4,252,263	6,166,918
Net realized gain (loss) on investments	(4,399,883)	3,963,478
Net unrealized appreciation (depreciation) on investments	7,712,573	(3,726,547)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,564,953	6,403,849
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,021,290)	(1,932,310)
Class C	(330,805)	(557,204)
Class I	(394,329)	(692,425)
Class Y	(118,409)	(93,303)
Class Z	(1,544,058)	(2,798,257)
Net realized gain on investments:
Class A	(15,277)	(44,572)
Class C	(5,417)	(14,108)
Class I	(5,221)	(13,784)
Class Y	(1,756)	(1,412)
Class Z	(20,835)	(55,813)
Total Dividends	(3,457,397)	(6,203,188)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	13,837,578	5,592,434
Class C	2,796,164	1,403,003
Class I	4,678,792	2,832,506
Class Y	2,359,217	2,930,400
Class Z	1,334,060	2,866,677
Dividends reinvested:
Class A	725,375	1,306,985
Class C	189,439	327,197
Class I	268,502	455,604
Class Y	87,627	67,284
Class Z	1,253,610	2,259,860
Cost of shares redeemed:
Class A	(3,639,202)	(19,391,053)
Class C	(1,866,347)	(2,711,496)
Class I	(2,159,509)	(4,193,533)
Class Y	(107,229)	(338,526)
Class Z	(4,103,499)	(10,045,977)
Increase (Decrease) in Net Assets from Capital Stock Transactions	15,654,578	(16,638,635)
Total Increase (Decrease) in Net Assets	19,762,134	(16,437,974)
Net Assets ($):
Beginning of Period	132,822,336	149,260,310
End of Period	152,584,470	132,822,336
Undistributed investment income—net	843,372	-

17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Capital Share Transactions (Shares):
Class A
Shares sold	1,167,331	477,454
Shares issued for dividends reinvested	61,196	111,140
Shares redeemed	(307,935)	(1,647,766)
Net Increase (Decrease) in Shares Outstanding	920,592	(1,059,172)
Class C
Shares sold	234,779	119,605
Shares issued for dividends reinvested	15,984	27,813
Shares redeemed	(157,785)	(230,576)
Net Increase (Decrease) in Shares Outstanding	92,978	(83,158)
Class I
Shares sold	392,628	241,555
Shares issued for dividends reinvested	22,703	38,819
Shares redeemed	(182,427)	(356,802)
Net Increase (Decrease) in Shares Outstanding	232,904	(76,428)
Class Y
Shares sold	201,616	250,296
Shares issued for dividends reinvested	7,402	5,725
Shares redeemed	(9,051)	(28,884)
Net Increase (Decrease) in Shares Outstanding	199,967	227,137
Class Z
Shares sold	112,684	242,971
Shares issued for dividends reinvested	105,827	192,169
Shares redeemed	(347,625)	(855,910)
Net Increase (Decrease) in Shares Outstanding	(129,114)	(420,770)

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
Class A Shares	February 29, 2016	Year Ended August 31,
	(Unaudited)	2015		2014	2013		2012		2011
Per Share Data ($):
Net asset value, beginning of period	11.63	11.63		10.90	12.11		11.14		11.74
Investment Operations:
Investment income—net[a]	.35	.50		.54	.52		.52		.59
Net realized and unrealized gain (loss) on investments	.29	.00	[b]	.73	(1.23)		.98		(.60)
Total from Investment Operations	.64	.50		1.27	(.71)		1.50		(.01)
Distributions:
Dividends from investment income—net	(.29)	(.49)		(.53)	(.50)		(.51)		(.58)
Dividends from net realized gain on investments	(.00)[b]	(.01)		(.01)	(.00)	[b]	(.02)		(.01)
Total Distributions	(.29)	(.50)		(.54)	(.50)		(.53)		(.59)
Net asset value, end of period	11.98	11.63		11.63	10.90		12.11		11.14
Total Return (%)[c]	5.57[d]	4.38		11.95	(6.13)		13.74		(.03)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05[e]	1.03		1.04	1.01		1.02		1.00
Ratio of net expenses to average net assets	1.05[e]	1.03		1.04	1.01		1.02		1.00
Ratio of interest and expense related to floating rate notes issued to average net assets	.00[e,f]	.00	[f]	.01	.00	[f]	.00	[f]	.00	[f]
Ratio of net investment income to average net assets	5.98[e]	4.26		4.82	4.23		4.48		5.35
Portfolio Turnover Rate	8.81[d]	26.66		21.00	17.40		26.27		41.05
Net Assets, end of period ($ x 1,000)	49,455	37,305		49,626	44,234		58,786		53,785

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f Amount represents less than .01%.
See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
Class C Shares	February 29, 2016	Year Ended August 31,
	(Unaudited)	2015		2014	2013		2012		2011
Per Share Data ($):
Net asset value, beginning of period	11.64	11.64		10.91	12.12		11.15		11.75
Investment Operations:
Investment income—net[a]	.32	.41		.46	.42		.43		.51
Net realized and unrealized gain (loss) on investments	.27	.00	[b]	.73	(1.22)		.98		(.60)
Total from Investment Operations	.59	.41		1.19	(.80)		1.41		(.09)
Distributions:
Dividends from investment income—net	(.24)	(.40)		(.45)	(.41)		(.42)		(.50)
Dividends from net realized gain on investments	(.00)[b]	(.01)		(.01)	(.00)	[b]	(.02)		(.01)
Total Distributions	(.24)	(.41)		(.46)	(.41)		(.44)		(.51)
Net asset value, end of period	11.99	11.64		11.64	10.91		12.12		11.15
Total Return (%)[c]	5.17[d]	3.58		11.09	(6.82)		12.87		(.77)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.82[e]	1.80		1.81	1.77		1.78		1.75
Ratio of net expenses to average net assets	1.82[e]	1.80		1.81	1.77		1.78		1.75
Ratio of interest and expense related to floating rate notes issued to average net assets	.00[e,f]	.00	[f]	.01	.00	[f]	.00	[f]	.00	[f]
Ratio of net investment income to average net assets	5.40[e]	3.51		4.07	3.49		3.72		4.62
Portfolio Turnover Rate	8.81[d]	26.66		21.00	17.40		26.27		41.05
Net Assets, end of period ($ x 1,000)	17,369	15,780		16,748	21,784		29,494		26,365

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f Amount represents less than .01%.
See notes to financial statements.

20

	Six Months Ended
Class I Shares	February 29, 2016	Year Ended August 31,
	(Unaudited)	2015		2014	2013		2012		2011
Per Share Data ($):
Net asset value, beginning of period	11.61	11.62		10.88	12.09		11.12		11.72
Investment Operations:
Investment income—net[a]	.37	.53		.57	.55		.54		.63
Net realized and unrealized gain (loss) on investments	.28	(.01)		.74	(1.23)		.99		(.61)
Total from Investment Operations	.65	.52		1.31	(.68)		1.53		.02
Distributions:
Dividends from investment income—net	(.30)	(.52)		(.56)	(.53)		(.54)		(.61)
Dividends from net realized gain on investments	(.00)[b]	(.01)		(.01)	(.00)	[b]	(.02)		(.01)
Total Distributions	(.30)	(.53)		(.57)	(.53)		(.56)		(.62)
Net asset value, end of period	11.96	11.61		11.62	10.88		12.09		11.12
Total Return (%)	5.71[c]	4.63		12.24	(5.91)		14.04		.22
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.81[d]	.79		.79	.75		.78		.74
Ratio of net expenses to average net assets	.81[d]	.78		.79	.75		.78		.74
Ratio of interest and expense related to floating rate notes issued to average net assets	.00[d,e]	.00	[e]	.01	.00	[e]	.00	[e]	.00	[e]
Ratio of net investment income to average net assets	6.37[d]	4.52		5.08	4.48		4.70		5.62
Portfolio Turnover Rate	8.81[c]	26.66		21.00	17.40		26.27		41.05
Net Assets, end of period ($ x 1,000)	17,986	14,756		15,645	15,619		21,048		12,460

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.
e Amount represents less than .01%.
See notes to financial statements.

21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
Class Y Shares	February 29, 2016	Year Ended August 31,
	(Unaudited)	2015	2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	11.61	11.62	10.89	11.59
Investment Operations:
Investment income—net[b]	.35	.54	.51	.11
Net realized and unrealized gain (loss) on investments	.30	(.01)	.79	(.72)
Total from Investment Operations	.65	.53	1.30	(.61)
Distributions:
Dividends from investment income—net	(.30)	(.53)	(.56)	(.09)
Dividends from net realized gain on investments	(.00)[c]	(.01)	(.01)	-
Total Distributions	(.30)	(.54)	(.57)	(.09)
Net asset value, end of period	11.96	11.61	11.62	10.89
Total Return (%)	5.72[d]	4.67	12.25	(5.35)	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.78[e]	.78	.94	.81	[e]
Ratio of net expenses to average net assets	.77[e]	.75	.84	.81	[e]
Ratio of interest and expense related to floating rate notes issued to average net assets	.00[e,f]	.01	.01	.00	[e,f]
Ratio of net investment income to average net assets	5.93[e]	4.58	5.28	5.62	[e]
Portfolio Turnover Rate	8.81[d]	26.66	21.00	17.40
Net Assets, end of period ($ x 1,000)	5,432	2,954	316	1

a From July 1, 2013 (commencement of initial offering) to August 31, 2013.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d Not annualized.
e Annualized.
f Amount represents less than .01%.
See notes to financial statements.

22

	Six Months Ended
Class Z Shares	February 29, 2016	Year Ended August 31,
	(Unaudited)	2015		2014	2013		2012		2011
Per Share Data ($):
Net asset value, beginning of period	11.64	11.64		10.91	12.12		11.14		11.75
Investment Operations:
Investment income—net[a]	.37	.51		.56	.53		.53		.60
Net realized and unrealized gain (loss) on investments	.27	.01		.73	(1.23)		.99		(.61)
Total from Investment Operations	.64	.52		1.29	(.70)		1.52		(.01)
Distributions:
Dividends from investment income—net	(.29)	(.51)		(.55)	(.51)		(.52)		(.59)
Dividends from net realized gain on investments	(.00)[b]	(.01)		(.01)	(.00)	[b]	(.02)		(.01)
Total Distributions	(.29)	(.52)		(.56)	(.51)		(.54)		(.60)
Net asset value, end of period	11.99	11.64		11.64	10.91		12.12		11.14
Total Return (%)	5.63[c]	4.58		11.96	(6.05)		13.92		.05
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94[d]	.93		.93	.92		.95		.95
Ratio of net expenses to average net assets	.94[d]	.92		.93	.92		.95		.95
Ratio of interest and expense related to floating rate notes issued to average net assets	.00[d,e]	.00	[e]	.01	.00	[e]	.00	[e]	.00	[e]
Ratio of net investment income to average net assets	6.32[d]	4.38		4.94	4.33		4.56		5.45
Portfolio Turnover Rate	8.81[c]	26.66		21.00	17.40		26.27		41.05
Net Assets, end of period ($ x 1,000)	62,342	62,027		66,925	71,479		88,092		85,868

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.
e Amount represents less than .01%.
See notes to financial statements.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek high current income exempt from federal income tax. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

24

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	147,883,413	1,199,800	149,083,213
Liabilities ($)
Floating Rate Notes††	-	(1,000,000)	-	(1,000,000)

† See Statement of Investments for additional detailed categorizations.
†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

26

At February 29, 2016, there were no transfers between levels of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 8/31/2015	1,200,080
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(280)
Purchases/issuances	-
Sales/dispositions	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 2/29/2016	1,199,800
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 2/29/2016	(280)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 29, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 29, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $33,454,796 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2015. If not applied, $715,251 of the carryover expires in fiscal year 2016, $7,033,387 expires in fiscal year 2017, $10,523,962 expires in fiscal year 2018 and $5,919,280 expires in fiscal year 2019. The fund has $4,023,160 of post-enactment short-term capital losses and $5,239,756 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2015 was as follows: tax-exempt income $6,073,499 and ordinary income $129,689. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes,

28

including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million and prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 29, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus had agreed, from September 1, 2015 through January 1, 2016, to waive receipt of its fees and/or assume the expenses of the fund’s Class Y so that the direct expenses of the fund’s Class Y shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) did not exceed .75% of the value of Class Y shares average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $644 during the period ended February 29, 2016.

During the period ended February 29, 2016, the Distributor retained $2,576 from commissions earned on sales of the fund’s Class A shares and $695 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 29, 2016, Class C shares were charged $60,141 pursuant to the Distribution Plan.

Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class Z shares. During the period ended February 29, 2016, Class Z shares were charged $43,182 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2016, Class A and Class C shares were charged $52,017 and $20,047, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 29, 2016, the fund was charged $12,308 for transfer agency services and $569 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $127.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 29, 2016, the fund was charged $6,041 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended February 29, 2016, the fund was charged $301 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 29, 2016, the fund was charged $5,294 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $71,574, Distribution Plan fees $17,084, Shareholder Services Plan fees $12,953, custodian fees $7,700, Chief Compliance Officer fees $4,412 and transfer agency fees $5,172.

30

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended February 29, 2016, redemption fees charged and retained by the fund amounted to $1,423.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2016, amounted to $25,101,972 and $12,044,242, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Inverse Floater Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended February 29, 2016 was approximately $1,000,000, with a related weighted average annualized interest rate of .55%.

At February 29, 2016, accumulated net unrealized appreciation on investments was $10,345,864, consisting of $13,357,873 gross unrealized appreciation and $3,012,009 gross unrealized depreciation.

At February 29, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

32

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 2-3, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of

33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance (Class A and/or Class Z shares) was below the Performance Group and Performance Universe medians for all periods except for the one-year period when it was above the medians and ten-year period when it was above the Performance Universe median. The Board noted that the fund’s yield performance (Class A and/or Class Z shares) was above the Performance Group median for seven of the ten one-year periods ended September 30th, and above the Performance Universe median for nine of the ten one-year periods. The Board also noted the proximity to the Performance Group and/or Performance Universe median of the fund’s yield performance in certain periods when the yield was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average. The Board noted that the fund’s total return relative underperformance compared to its peers was generally attributable to the fund’s greater allocation to higher quality, shorter duration bonds than many of its peers and that, as a result, in the ongoing low interest rate environment, the fund could be expected to underperform on a relative basis, and that the fund’s relative performance should improve once interest rates start to rise.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of

34

the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the

35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

discussions and considerations as described above, the Board concluded and determined as follows:

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• While the Board expressed some concern regarding the fund’s relative total return performance, the Board generally was satisfied with the fund’s overall performance, in light of the considerations described above.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

36

NOTES

37

For More Information

Dreyfus High Yield Municipal Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DHYAX Class C: DHYCX Class I: DYBIX Class Y: DHYYX Class Z: DHMBX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6165SA0216

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    April 25, 2016

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    April 25, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)